FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Cash	$ 110,122	$ 117,620	$ 134,502	$ 114,841	$ 110,122	$ 117,620	$ 134,502
Investment securities, available for sale				1,190,642	840,468
Other investments				53,725	52,626
Premises and equipment				136,603	141,381
Total assets				8,147,411	7,217,821
Subordinated Debt				118,312	0
Other liabilities				100,446	68,369
Total liabilities				7,338,035	6,433,744
Shareholders’ equity				809,376	784,077	682,161	710,425
Total liabilities and shareholders’ equity				8,147,411	7,217,821
Income Statement [Abstract]
Noninterest income	75,202	63,965	73,647
Interest Expense	23,257	19,234	16,888
Salaries and employee benefits	111,792	107,702	101,402
Miscellaneous professional services	9,622	6,170	6,876
Income before income taxes and equity in undistributed net earnings of subsidiaries	110,933	95,028	67,583
Income tax benefit	35,870	30,028	19,234
Net income	75,063	65,000	48,349
Operating activities
Net income	75,063	65,000	48,349
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	13,266	12,785	14,270
Stock-based compensation expense	4,049	3,970	3,803
Deferred income taxes	4,192	(22,405)	(25,328)
(Decrease) increase in other liabilities	(2,729)	(7,748)	(1,536)
Net cash provided by (used in) operating activities	91,567	56,654	164,354
Investing activities
Net cash (paid) acquired from business acquisitions	(305,591)
Proceeds from calls and maturities of investment securities	120,953	101,420	186,820
Purchases of investment securities	(547,901)	(147,854)	(214,398)
Purchases of premises and equipment	(7,467)	(10,609)	(7,295)
Net cash provided by (used in) investing activities	(918,847)	(83,978)	(100,240)
Financing activities
Cash dividends paid on common stock	(39,070)	(34,848)	(61,429)
Treasury stock purchase	(4,498)	(697)	(11,778)
Proceeds from exercise of stock options, net of shares purchased	744	1,056	73
Excess tax benefit on share-based compensation	146	153	686
Net cash provided by (used in) financing activities	831,999	19,826	(80,996)
Net increase (decrease) in cash	4,719	(7,498)	(16,882)
Cash and Due from Banks at beginning of year	110,122	117,620	134,502
Cash and Due from Banks at end of year	114,841	110,122	117,620
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	55,192	88,420	106,196	106,072	55,192	$ 88,420	$ 106,196
Investment securities, available for sale				335	276
Other investments				6,190	5,399
Subordinated notes from subsidiaries				7,500	7,500
Investment in subsidiaries				807,832	712,067
Premises and equipment				1,412	1,431
Other assets				12,312	13,870
Total assets				941,653	795,735
Subordinated Debt				118,312
Dividends payable				10,251	10,249
Other liabilities				3,714	1,409
Total liabilities				132,277	11,658
Shareholders’ equity				809,376	784,077
Total liabilities and shareholders’ equity				941,653	795,735
Income Statement [Abstract]
Interest income	81	73	75
Noninterest income	253	92	0
Dividends from subsidiaries	17,250	31,700	58,700
Total income	17,584	31,865	58,775
Interest Expense	2,157	0	0
Salaries and employee benefits	4,224	4,041	4,042
Miscellaneous professional services	723	708	663
Other	5,564	5,307	5,059
Total expenses	12,668	10,056	9,764
Income before income taxes and equity in undistributed net earnings of subsidiaries	4,916	21,809	49,011
Income tax benefit	(4,563)	(3,674)	(3,659)
Equity in undistributed earnings (loss) of subsidiaries	(65,584)	(39,517)	4,321
Net income	75,063	65,000	48,349
Operating activities
Net income	75,063	65,000	48,349
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(65,584)	(39,517)	4,321
Depreciation and amortization	78	24	26
Stock-based compensation expense	4,049	3,970	3,803
Deferred income taxes	(85)	180	(676)
(Decrease) increase in dividends payable	2	1,071	(7,691)
(Decrease) increase in other liabilities	1,965	(1,654)	7,719
Decrease (increase) in other assets	1,459	(264)	1,266
Net cash provided by (used in) operating activities	16,947	28,810	57,117
Investing activities
Capital contributions to subsidiaries	(40,000)	(27,601)	0
Net cash (paid) acquired from business acquisitions	0	(17,065)	0
Proceeds from disposal of subsidiaries	0	18,695	0
Proceeds from calls and maturities of investment securities	87	29	48
Purchases of investment securities	(412)	(192)	(88)
Purchases of premises and equipment	0	0	(80)
Other	0	0	307
Net cash provided by (used in) investing activities	(40,325)	(26,134)	187
Proceeds from Issuance of Long-term Debt	120,000	0	0
Financing activities
Cash dividends paid on common stock	(39,070)	(34,848)	(61,429)
Treasury stock purchase	(4,498)	(697)	(11,778)
Proceeds from exercise of stock options, net of shares purchased	744	1,056	73
Excess tax benefit on share-based compensation	146	153	686
Other	(3,064)	(1,568)	(2,632)
Net cash provided by (used in) financing activities	74,258	(35,904)	(75,080)
Net increase (decrease) in cash	50,880	(33,228)	(17,776)
Cash and Due from Banks at beginning of year	55,192	88,420	106,196
Cash and Due from Banks at end of year	$ 106,072	$ 55,192	$ 88,420
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 807,832	$ 712,067